[logo] M F S(R)                                                SEMIANNUAL REPORT
    INVESTMENT MANAGEMENT                                         MARCH 31, 2002

[graphic omitted]

                                 MFS(R) INTERNATIONAL
                                STRATEGIC GROWTH FUND

                                 MFS(R) INTERNATIONAL
                                           VALUE FUND

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
       NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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
MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
MFS(R) INTERNATIONAL VALUE FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust V, of which the funds are series, including their principal occupations, which, unless specific dates are shown, are of more than five years duration, although the titles may not have been the same throughout.

           NAME, POSITION WITH THE TRUST, AGE, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)
TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55) Trustee, Chairman and President      ABBY M. O'NEILL (born 04/27/28) Trustee
                                                                        Private investor; Rockefeller Financial Services,
Massachusetts Financial Services Company, Chairman and Chief            Inc. (investment advisers), Chairman and Chief
Executive Officer                                                       Executive Officer

JOHN W. BALLEN* (born 09/12/59) Trustee                                 LAWRENCE T. PERERA (born 06/23/35) Trustee
Massachusetts Financial Services Company, President and Director        Hemenway & Barnes (attorneys), Partner

KEVIN J. PARKE* (born 12/14/59) Trustee                                 WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, Chief Investment              Harvard University Graduate School of Business
Officer, Executive Vice President and Director                          Administration, Adjunct Professor; CBL & Associates
                                                                        Properties, Inc. (real estate investment trust),
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee                          Director; The Baupost Fund (a mutual fund), Vice
Brigham and Women's Hospital, Chief of Cardiac Surgery; Harvard         Chairman and Trustee
Medical School, Professor of Surgery
                                                                        J. DALE SHERRATT (born 09/23/38) Trustee
THE HON. SIR J. DAVID GIBBONS, KBE (born 06/15/27) Trustee              Insight Resources, Inc. (acquisition planning
Edmund Gibbons Limited (diversified holding company), Chief             specialists), President; Wellfleet Investments
Executive Officer; Colonial Insurance Company Ltd., Director and        (investor in health care companies), Managing
Chairman; Bank of Butterfield, Chairman (until 1997)                    General Partner (since 1993); Paragon Trade Brands,
                                                                        Inc. (disposable consumer products), Director;
WILLIAM R. GUTOW (born 09/27/41) Trustee                                Cambridge Nutraceuticals (professional nutritional
Private investor and real estate consultant; Capitol                    products), Chief Executive Officer (until May 2001)
Entertainment Management Company (video franchise), Vice
Chairman                                                                ELAINE R. SMITH (born 04/25/46) Trustee
                                                                        Independent health care industry consultant
J. ATWOOD IVES (born 05/01/36) Trustee
Private investor; KeySpan Corporation (energy related services),        WARD SMITH (born 09/13/30) Trustee
Director; Eastern Enterprises (diversified services company),           Private investor; Sundstrand Corporation
Chairman, Trustee and Chief Executive Officer (until November           (manufacturer of highly engineered products
2000)                                                                   for industrial and aerospace applications), Director
                                                                        (until June 1999)

OFFICERS

JEFFREY L. SHAMES (born 06/02/55) Trustee, Chairman and President       ROBERT R. FLAHERTY (born 09/18/63) Assistant Treasurer
Massachusetts Financial Services Company, Chairman and Chief            Massachusetts Financial Services Company, Vice
Executive Officer                                                       President (since August 2000); UAM Fund Services,
                                                                        Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant Secretary and
Assistant Clerk                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
Massachusetts Financial Services Company, Senior Vice President         Massachusetts Financial Services Company, Vice
and Associate General Counsel                                           President (since September 1996)

MARK E. BRADLEY (born 11/23/59) Assistant Treasurer                     JAMES O. YOST (born 06/12/60) Assistant Treasurer
Massachusetts Financial Services Company, Vice President                Massachusetts Financial Services Company, Senior
(since March 1997)                                                      Vice President

STEPHEN E. CAVAN (born 11/06/53) Secretary and Clerk
Massachusetts Financial Services Company, Senior Vice President,
General Counsel and Secretary

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").

  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGERS                                       individuals, call toll free: 1-800-637-6576 any
David R. Mannheim+                                       business day from 9 a.m. to 5 p.m. Eastern time.
Frederick J. Simmons+                                    (To use this service, your phone must be equipped
                                                         with a Telecommunications Device for the Deaf).
CUSTODIAN
State                                                    For share prices, account balances, exchanges or
                                                         stock and bond outlooks, call toll free:
INVESTOR INFORMATION                                     1-800-MFS-TALK Street Bank and Trust Company
For information on MFS mutual funds, call your           (1-800-637-8255) anytime from a touch-tone
investment professional or, for an information           telephone.
kit, call toll free: 1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time (or leave a       WORLD WIDE WEB
message anytime).                                        www.mfs.com


+ MFS Investment Management

--------------------------------------------------------------------------------
 MFS(R) PRIVACY POLICY

 At MFS(R), we are committed to protecting your privacy.

 On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

 Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

 We may collect nonpublic personal information about you from the following sources:

   o information we receive from you on applications or other forms

   o information about your transactions with us, our affiliates, or others, and

   o information we receive from a consumer reporting agency

 We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

 We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

 Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker-dealer, bank, investment adviser or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

 If you have any questions with respect to MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

 (1)MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC,
    MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

Dear Shareholders,
The markets this year have presented a mixed picture for investors, with bond markets showing modest advances and many equity indices giving up most of their gains since last September and October. Federal Reserve Board (Fed) Chairman Alan Greenspan has declared that, in fact, the recession is over, and many financial experts have agreed with him. We think the questions on many investors' minds are:

   o Is the recession genuinely over?

   o If it is, should I change my portfolio to prepare for a recovery?

THE WORST SEEMS TO BE OVER
According to many economists, the recession is technically over. We are beginning to see growth again in the U.S. economy and in economies around the globe. But we would qualify that with a caution that the exciting growth rates of the 1990s are not coming back any time soon.

Our view of the situation is that corporate profits still look weak, despite the recession being over. We think the markets may be bumping along the bottom for a bit longer before a recovery gathers steam. Firms in many industries are still dogged by excess capacity built up in the 1990s, and we think that may slow the growth of corporate profits for a while longer. A recent statement by IBM's chief financial officer, explaining why first-quarter earnings would miss analysts' expectations, summarized the wait-and-see attitude we are seeing in much of corporate America: "Many of our customers chose to reduce or defer capital spending decisions until they see a sustained improvement in their business."(1)

SHOULD I CHANGE MY PORTFOLIO?
Should you be adjusting your portfolio to anticipate an eventual recovery? This is a question best discussed with your investment professional. However, we would contend that changing one's portfolio in response to short-term events, known as market timing, is a strategy that few investors have been able to execute successfully over the long term. Our experience has been that a long-term financial plan, developed with the help of an investment professional, may offer a better chance of riding out economic cycles and working toward your long-term investment goals.

Recent events, we think, offer evidence to support that view. For example, two traditional elements of a long-term financial plan are setting reasonable expectations and diversifying among asset classes -- such as growth stocks, value stocks, and bonds.

In the late 1990s, it was tempting to raise our long-term expectations as we experienced several years of over-20% growth in equity markets. News stories often suggested this was the new norm, declaring that a "new economy" had vanquished the "old economy" -- and its historical average annual returns that had been closer to 10% for stocks.

Adjusting one's financial plan to agree with that view, however, could have proven disastrous over the past few years. On the other hand, a look at long-term history might have prepared an investor for realistic returns. For example, as of March 31, 2002, the 3-, 5-, 10-, and 20-year average annual returns for the Standard & Poor's 500 Stock Index, a commonly used measure of the broad stock market, were -2.54%, 10.17%, 13.25%, and 15.69%.(2)

In addition to unrealistic expectations, another investment trap of the 1990s was believing that growth stocks would always reign supreme. A financial plan that included a range of asset classes, however -- recognizing that individual asset classes frequently go in and out of favor -- could have helped an investor over the past two difficult years, when both bonds and value stocks significantly outperformed growth stocks.(3)

We should, however, note that if your personal situation or financial goals change, your financial plan may need to change as well. For that reason, we suggest that you and your investment professional revisit your long-term plan regularly to assess your progress and make course corrections as necessary.

DEJA VU
The points we've just made, of course, are familiar to most investors. As baseball great Yogi Berra said, "This is like deja vu all over again." What's new, however, is the historical context that validates the old familiar strategies.

This spring marks the second anniversary of the start of a severe market downturn that generally is recognized as the worst time for investors since the 1970s. But the downturn also demonstrated, in our opinion, that short-term events are significantly less important for investors than tried-and-true strategies, including sticking to a long-term plan, setting realistic expectations, and diversifying among asset classes.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman and Chief Executive Officer
    MFS Investment Management(R)

April 15, 2002

(1)Source: The Wall Street Journal Online, April 8, 2002.

(2)Source: Lipper Inc.

(3)For the two-year period ended March 31, 2002, bonds, as represented by the Lehman Brothers Aggregate Bond Index, delivered an average annual return of 8.88%; value stocks, as represented by the Russell 1000 Value Index, delivered an average annual return of 2.31%; and growth stocks, as represented by the Russell 1000 Growth Index, delivered an average annual return of -25.08%. Source: Lipper Inc.

   The Lehman Brothers Aggregate Bond Index is unmanaged and is composed of all publicly issued obligations of the U.S. Treasury and government agencies, all corporate debt guaranteed by the U.S. government, all fixed- rate nonconvertible investment-grade domestic corporate debt, and all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal National Mortgage Association (FNMA). The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

It is not possible to invest directly in an index.

MANAGEMENT REVIEW AND OUTLOOK

MFS(R) International Strategic Growth Fund

Dear Shareholders,
For the six months ended March 31, 2002, Class A shares of the fund provided a total return of 10.20% and Class I shares 10.16%. These returns, which include the reinvestment of any dividends and capital gains distributions but exclude the effects of any sales charges, compare to an 8.08% return over the same period for the fund's benchmark, the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index. The MSCI EAFE Index is an unmanaged, market-capitalization-weighted total return index that is an aggregate of 21 individual country indices that collectively represent many of the major markets of the world. During the same period, the average international fund tracked by Lipper Inc., an independent firm that reports mutual fund performance, returned 9.74%.

The fund's investment objective is capital appreciation which it seeks by investing mainly in stocks of companies whose principal activities are outside the United States. We manage the portfolio from the bottom up, making buy and sell decisions on a company-by-company basis. Therefore, the portfolio's relative country or regional weightings versus the MSCI EAFE Index are merely byproducts of where MFS Original Research(R) has found opportunities -- companies that we believe offer above-average earnings growth or cash flow and are trading at attractive valuations. These companies may be of any size. The fund may invest in emerging market companies. However, we remained cautious on emerging markets, and portfolio holdings in that area were minimal over the period.

Concentration in a relatively small number of stocks is an important element of the fund's strategy; our intent is to have the fund's holdings represent a concentrated group of the "best ideas" of our international analysts. At the end of the period, the fund consisted of 38 equity holdings, and we expect it will remain at about that level.

Looking at the market environment over the period, the fourth quarter of 2001 saw equity markets around the globe rebound from their post-September 11 lows. Some of the strongest performance occurred in sectors such as technology that had been weak before the terrorist attacks and were hit hardest in the post-attack downturn.

Later in the period, the market recovery became more broad based, affecting cyclical areas such as paper, mining, and commodity chemicals. As the period came to a close, the markets gave back some of their gains, but remained positive overall for the preceding six months.

Fund performance over the period was helped, we believe, by solid stockpicking across a number of sectors. More specifically, our overweighting in the basic materials sector contributed to returns, with strong performers including agricultural chemical firm Syngenta and industrial gas firms L'Air Liquide and BOC Group. Consumer staples, another sector in which the fund was heavily overweighted relative to its benchmark, also helped performance. Stocks in that sector that did well included Diageo, a beverage company with a portfolio of internationally known brands, and consumer products firms Unilever NV and Reckitt Benckiser PLC.

On a relative basis, performance was hurt somewhat by an overweighted position in the health care sector. As the market rallied in the fourth quarter of 2001, investors rotated away from areas perceived to be "defensive," such as health care, and favored more aggressive sectors such as technology. Over the short term, performance was also held back by not owning stocks in cyclical areas such as mining and paper that benefited from investor expectations of a market recovery. In general, we did not see these as industries with strong long-term growth potential, so we did not feel they were appropriate for this portfolio.

     Respectfully,

 /s/ David R. Mannheim

     David R. Mannheim
     Portfolio Manager

MFS(R) International Value Fund

Dear Shareholders,
For the six months ended March 31, 2002, Class A shares of the fund provided a total return of 8.53% and Class I shares 8.57%. These returns assume the reinvestment of any dividends and capital gains distributions but exclude the effects of any sales charges and compare over the same period to an 8.08% return for the fund's benchmark, the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index, which is an unmanaged, market-capitalization-weighted total return index that is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world. During the same period, the average international fund tracked by Lipper Inc., an independent firm that reports mutual fund performance, returned 9.74%.

With respect to the MSCI EAFE index, performance was mixed across a wide variety of industries. For example, our underweighting in technology stocks hurt performance relative to the Lipper category average following the impressive rally we experienced during the first three months of the period. Holdings in the health care and utilities & communications groups also tempered gains during the period.

On the other hand, the fund's overweighting in defensive sectors such as consumer staples enhanced our return relative to the index. Our exposure to defensive consumers industries, such as food, beverage, and tobacco aided our relative return, and we enhanced returns with what we felt was strong stock selection in the financial services, basic materials, retailing, and media industries.

While our defensiveness paid off during most of the period, so did our decision to become more aggressive following the aftermath of September 11. Sensing eventual improvement in the global economy, in light of aggressive rate cutting by central banks around the world, we raised the portfolio's weighting in more cyclically oriented sectors such as basic materials. We added to several stocks, including specialty chemical producer Akzo Nobel and industrial gases suppliers such as Air Products & Chemicals and Praxair, that all advanced sharply from their post-September 11 lows.

Looking forward, given the possibility of persistent mixed results on the corporate earnings front, we think the steady earners with dominant industry positions in the energy, basic materials, and consumer staples sectors will continue to outperform the broader market. On the other hand, the long- troubled telecommunications services and information technology groups could continue to lag. That said, a number of beaten-down stocks in the telecommunications and utilities sectors looked attractively valued in our view, therefore, we're likely to maintain our positions in stocks such as Manitoba Telecom Services, Vodafone, and Tokyo Gas.

     Respectfully,

 /s/ Frederick J. Simmons

     Frederick J. Simmons
     Portfolio Manager

The opinions expressed in this report are those of MFS and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolios are actively managed, and current holdings may be different.

It is not possible to invest directly in an index.

PERFORMANCE SUMMARY

Currently, each fund offers only Class A and Class I shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RATES OF RETURN THROUGH MARCH 31, 2002

MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND(1)(2)(3)(4)

CLASS A

                                                          6 Months            1 Year           3 Years             Life*
------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge             +10.20%            +3.52%           +16.20%           +42.49%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge            --              +3.52%           + 5.13%           + 8.24%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge**          --              -1.39%           + 3.44%           + 7.06%
------------------------------------------------------------------------------------------------------------------------

CLASS I

                                                          6 Months            1 Year           3 Years             Life*
------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return (No Sales Charge)                  +10.16%            +3.51%           +16.15%           +42.78%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return (No Sales Charge)                 --              +3.51%           + 5.12%           + 8.28%
------------------------------------------------------------------------------------------------------------------------
 * For the period from the commencement of the fund's investment operations, October 9, 1997, through March 31, 2002.
** Takes into account the maximum sales charge of 4.75%.

MFS(R) INTERNATIONAL VALUE FUND(1)(2)(3)(4)

CLASS A

                                                          6 Months            1 Year           3 Years             Life*
------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge              +8.53%            -1.40%            +6.03%           +31.46%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge            --              -1.40%            +1.97%           + 6.31%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge**          --              -6.09%            +0.33%           + 5.16%
------------------------------------------------------------------------------------------------------------------------

CLASS I

                                                          6 Months            1 Year           3 Years             Life*
------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return (No Sales Charge)                   +8.57%            -1.41%            +5.55%           +30.97%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return (No Sales Charge)                 --              -1.41%            +1.82%           + 6.22%
------------------------------------------------------------------------------------------------------------------------
 * For the period from the commencement of the fund's investment operations, October 9, 1997, through March 31, 2002.
** Takes into account the maximum sales charge of 4.75%.

RISK CONSIDERATIONS

(1) Investments in foreign and emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

(2) The portfolio may participate in the initial public offering (IPO) market, and a significant portion of the portfolio's returns may be attributable to investment in IPOs, which may have greater impact on performance of a portfolio while its asset base is small. There is no guarantee the portfolio will experience similar performance as its assets grow.

(3) Because the portfolio may invest a substantial amount of its assets in issuers located in a single country or in a limited number of countries, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting those countries than is a portfolio that invests more broadly.

(4) These risks may increase share price volatility. Please see the prospectus for details.

NOTES TO PERFORMANCE SUMMARY

All performance results reflect any applicable subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDUCTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

RESULTS OF SHAREHOLDER MEETING (Unaudited)

At a special meeting of shareholders of International Strategic Growth Fund, which was held on October 19, 2001, the following actions were taken:

ITEM 1.  To elect a Board of Trustees.

                                                          NUMBER OF SHARES
                                                      ------------------------
NOMINEE                                               AFFIRMATIVE     WITHHOLD
------------------------------------------------------------------------------
Jeffrey L. Shames                                     123,870.447        0.000
John W. Ballen                                        123,870.447        0.000
Lawrence H. Cohn                                      123,870.447        0.000
J. David Gibbons                                      123,870.447        0.000
William R. Gutow                                      123,870.447        0.000
J. Atwood Ives                                        123,870.447        0.000
Abby M. O'Neill                                       123,870.447        0.000
Lawrence T. Perera                                    123,870.447        0.000
William J. Poorvu                                     123,870.447        0.000
Arnold D. Scott                                       123,870.447        0.000
J. Dale Sherratt                                      123,870.447        0.000
Elaine R. Smith                                       123,870.447        0.000
Ward Smith                                            123,870.447        0.000

ITEM 2. To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.

                                                 NUMBER OF SHARES
-----------------------------------------------------------------
Affirmative                                           123,306.518
Against                                                   563.929
Abstain                                                     0.000

ITEM 3. To amend, remove or add certain fundamental investment policies.

                                                 NUMBER OF SHARES
-----------------------------------------------------------------
Affirmative                                           123,870.447
Against                                                     0.000
Abstain                                                     0.000

ITEM 4. To approve a new investment advisory agreement with Massachusetts Financial Services Company.

                                                 NUMBER OF SHARES
-----------------------------------------------------------------
Affirmative                                           123,306.518
Against                                                   563.929
Abstain                                                     0.000

ITEM 5. To ratify the selection of Ernst & Young LLP as the independent public accountants to be employed by the fund for the fiscal year ending September 30, 2002.

                                                 NUMBER OF SHARES
-----------------------------------------------------------------
Affirmative                                           123,870.447
Against                                                     0.000
Abstain                                                     0.000

At a special meeting of shareholders of International Value Fund, which was held on October 19, 2001, the following actions were taken:

ITEM 1.  To elect a Board of Trustees.

                                                          NUMBER OF SHARES
                                                      ------------------------
                                                                      WITHHOLD
NOMINEE                                                       FOR    AUTHORITY
------------------------------------------------------------------------------
Jeffrey L. Shames                                      98,778.420        0.000
John W. Ballen                                         98,778.420        0.000
Lawrence H. Cohn                                       98,778.420        0.000
J. David Gibbons                                       98,778.420        0.000
William R. Gutow                                       98,778.420        0.000
J. Atwood Ives                                         98,778.420        0.000
Abby M. O'Neill                                        98,778.420        0.000
Lawrence T. Perera                                     98,778.420        0.000
William J. Poorvu                                      98,778.420        0.000
Arnold D. Scott                                        98,778.420        0.000
J. Dale Sherratt                                       98,778.420        0.000
Elaine R. Smith                                        98,778.420        0.000
Ward Smith                                             98,778.420        0.000

ITEM 2. To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.

                                                 NUMBER OF SHARES
-----------------------------------------------------------------
For                                                    98,778.420
Against                                                     0.000
Abstain                                                     0.000
Broker non-votes                                            0.000

ITEM 3. To amend, remove or add certain fundamental investment policies.

                                                 NUMBER OF SHARES
-----------------------------------------------------------------
For                                                    98,778.420
Against                                                     0.000
Abstain                                                     0.000
Broker non-votes                                            0.000

ITEM 4. To approve a new investment advisory agreement with Massachusetts Financial Services Company.

                                                 NUMBER OF SHARES
-----------------------------------------------------------------
For                                                    98,750.235
Against                                                     0.000
Abstain                                                    28.185

ITEM 5. To ratify the selection of Ernst & Young LLP as the independent public accountants to be employed by the fund for the fiscal year ending September 30, 2002.

                                                 NUMBER OF SHARES
-----------------------------------------------------------------
For                                                    98,778.420
Against                                                     0.000
Abstain                                                     0.000

PORTFOLIO OF INVESTMENTS (Unaudited) - March 31, 2002

MFS INTERNATIONAL STRATEGIC GROWTH FUND

Stocks - 93.8%
----------------------------------------------------------------------------
ISSUER                                               SHARES            VALUE
----------------------------------------------------------------------------
Foreign Stocks - 93.8%
  Australia - 7.4%
    QBE Insurance Group Ltd. (Insurance)              7,903       $   30,309
    Tab Ltd. (Gaming)*                               21,700           32,409
    The News Corp., Ltd. (Media)                      4,700           32,892
                                                                  ----------
                                                                  $   95,610
----------------------------------------------------------------------------
  Bermuda - 2.9%
    Ace Ltd. (Insurance)                                900       $   37,530
----------------------------------------------------------------------------
  Canada - 4.3%
    BCE, Inc. (Telecommunications)                    1,046       $   18,375
    Talisman Energy, Inc. (Oils)                        900           37,547
                                                                  ----------
                                                                  $   55,922
----------------------------------------------------------------------------
  Finland - 2.5%
    Nokia Oyj (Telecommunciations)                    1,500       $   31,631
----------------------------------------------------------------------------
  France - 17.3%
    Aventis S.A. (Pharmaceuticals)                      465       $   32,051
    Carrefour S.A. (Supermarket)                        750           35,247
    Clarins S.A. (Consumer Products)                    390           23,352
    L'Air Liquide S.A. (Industrial Gases)               265           38,792
    Sanofi-Synthelabo S.A. (Medical & Health
      Products)                                         545           34,909
    STMicroelectronics N.V. (Electronics)               960           32,041
    Technip S.A. (Construction)                         193           26,489
                                                                  ----------
                                                                  $  222,881
----------------------------------------------------------------------------
  Germany - 6.4%
    Hornbach Baumarkt, AG (Constructions Services)      800       $   18,799
    Linde AG (Engineering)                              650           32,160
    Munchener Rueckversicherungs-Gesellschaft AG
      (Financial Services)                              125           31,066
                                                                  ----------
                                                                  $   82,025
----------------------------------------------------------------------------
  Ireland - 0.1%
    Irish Life & Permanent PLC
      (Financial Institutions)                          100       $    1,258
----------------------------------------------------------------------------
  Japan - 10.3%
    Asahi Breweries, Ltd. (Food & Beverage
      Products)                                       4,000       $   32,275
    Chugai Pharmaceutical Co., Ltd.
      (Pharmaceuticals)                               3,000           33,866
    Honda Motor Co., Ltd., ADR (Automotive)           1,200           25,404
    NTT DoCoMo, Inc. (Cellular Phones)                    3            8,144
    NTT DoCoMo, Inc. (Cellular Phones)                   12           32,487
                                                                  ----------
                                                                  $  132,176
----------------------------------------------------------------------------
  Netherlands - 10.4%
    Akzo Nobel N.V. (Chemicals)                       1,200       $   55,978
    Elsevier N.V. (Publishing)                        3,100           41,440
    Unilever N.V. (Consumer Goods & Services)           630           36,077
                                                                  ----------
                                                                  $  133,495
----------------------------------------------------------------------------
  South Korea - 4.2%
    Samsung Electronics Co., Ltd. (Electronics)         120       $   32,574
    SK Telecom Co., Ltd. (Telecommunications)           100           22,172
                                                                  ----------
                                                                  $   54,746
----------------------------------------------------------------------------
  Spain - 2.3%
    Gas Natural SDG S.A. (Gas)                        1,700       $   29,161
----------------------------------------------------------------------------
  Sweden - 0.4%
    Micronic Laser Systems AB (Electronics)*            290       $    5,147
----------------------------------------------------------------------------
  Switzerland - 10.4%
    Swiss Reinsurance Co. (Insurance)                   295       $   27,109
    Syngenta AG (Chemicals)*                          1,100           67,117
    Synthes-Stratec, Inc. (Medical & Health
      Products)                                          61           40,026
                                                                  ----------
                                                                  $  134,252
----------------------------------------------------------------------------
  United Kingdom - 14.9%
    BOC Group PLC (Industrial Gases)                  1,975       $   29,946
    Diageo PLC (Food & Beverage Products)*            5,137           67,138
    GlaxoSmithKline PLC (Pharmaceuticals)             1,550           36,500
    Reckitt Benckiser PLC (Consumer Goods
      & Services)                                     2,340           38,445
    Reuters Group PLC (Business Services)             2,600           20,044
                                                                  ----------
                                                                  $  192,073
----------------------------------------------------------------------------
Total Foreign Stocks                                              $1,207,907
----------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,100,726)                        $1,207,907
----------------------------------------------------------------------------
Short-Term Obligations - 4.6%
----------------------------------------------------------------------------
                                           PRINCIPAL AMOUNT
ISSUER                                        (000 OMITTED)
----------------------------------------------------------------------------
    New Center Asset Trust, due 4/01/02             $    50       $   50,000
    UBS Finance, Inc., due 4/01/02                        9            9,000
----------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                   $   59,000
----------------------------------------------------------------------------
Total Investments (Identified Cost, $1,159,726)                   $1,266,907

Other Assets, Less Liabilities - 1.6%                                 20,681
----------------------------------------------------------------------------
Net Assets - 100.0%                                               $1,287,588
----------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) - March 31, 2002

MFS INTERNATIONAL VALUE FUND

Stocks - 95.8%
--------------------------------------------------------------------------------
ISSUER                                                     SHARES          VALUE
--------------------------------------------------------------------------------
Foreign Stocks - 69.6%
  Australia - 2.5%
    Australia & New Zealand Banking Group Ltd.
      (Banks & Credit Cos.)*                                  481       $  4,559
    QBE Insurance Group Ltd. (Insurance)                    2,743         10,520
    TABCORP Holdings Ltd. (Gaming)                            820          4,934
                                                                        --------
                                                                        $ 20,013
--------------------------------------------------------------------------------
  Belgium - 0.9%
    Dexia (Banks & Credit Cos.)*                              500       $  7,532
--------------------------------------------------------------------------------
  Brazil - 0.6%
    Companhia Vale do Rio Doce* (Metals &
      Minerals)                                               160       $  4,382
--------------------------------------------------------------------------------
  Canada - 7.1%
    Alcan Aluminum Ltd. (Metals & Minerals)                   310       $ 12,267
    BCE, Inc. (Telecommunications)                            200          3,524
    Canadian National Railway Co. (Railroad)                  437         21,832
    Manitoba Telecom Services (Telecommunications)            670         12,666
    Quebecor World, Inc. (Printing & Publishing)              250          6,545
                                                                        --------
                                                                        $ 56,834
--------------------------------------------------------------------------------
  France - 12.8%
    Aventis S.A. (Pharmaceuticals)                            230       $ 15,853
    BNP Paribas S.A. (Banks & Credit Cos.)                    200         10,078
    Carrefour S.A. (Supermarkets)                             135          6,344
    Sanofi-Synthelabo S.A. (Medical & Health
       Products)                                              362         23,188
    Societe Television Francaise (Entertainment)              592         18,373
    STMicroelectronics N.V. (Electronics)                     470         15,687
    Total Fina S.A., ADR (Oils)                               182         13,941
                                                                        --------
                                                                        $103,464
--------------------------------------------------------------------------------
  Germany - 2.5%
    Deutsche Post AG (Transportation Services)                300       $  4,475
    Linde AG (Engineering)                                    120          5,937
    Munchener Rueckversicherungs - Gesellschaft AG
      (Financial Services)                                     15          3,728
    Schering AG (Pharmaceuticals)                             100          5,840
                                                                        --------
                                                                        $ 19,980
--------------------------------------------------------------------------------
  Hong Kong - 0.5%
    Hong Kong Electric Holdings Ltd. (Utilities
      - Electric)                                           1,000       $  3,782
--------------------------------------------------------------------------------
  Ireland - 1.4%
    Bank of Ireland (Banks & Credit Cos.)                     520       $  5,770
    Jefferson Smurfit Corp. (Forest & Paper
      Products)                                             2,160          5,136
                                                                        --------
                                                                        $ 10,906
--------------------------------------------------------------------------------
  Italy - 0.5%
    Snam Rete Gas S.p.A. (Gas)*                             1,560       $  4,168
--------------------------------------------------------------------------------
  Japan - 6.4%
    Asahi Breweries, Ltd. (Food & Beverage Products)        1,000       $  8,064
    Nissan Motor Co. (Automotive)                           1,000          7,220
    NTT DoCoMo, Inc. (Cellular Phones)                          5         13,543
    Shiseido Co., Ltd. (Consumer Products)                  1,000         10,363
    Tokyo Gas Co. Ltd. (Gas)                                5,000         12,096
                                                                        --------
                                                                          51,286
--------------------------------------------------------------------------------
  Mexico - 1.0%
    Fomento Economico Mexicano S.A. (Food & Beverage
      Products)                                                90       $  4,244
    Telefonos de Mexico S.A., ADR (Telecommunications)        100          4,039
                                                                        --------
                                                                        $  8,283
--------------------------------------------------------------------------------
  Netherlands - 4.7%
    Akzo Nobel N.V. (Chemicals)                               363       $ 16,933
    KPN N.V. (Telecommunications)                             920          4,700
    Unilever N.V. (Consumer Goods & Services)                 290         16,607
                                                                        --------
                                                                        $ 38,240
--------------------------------------------------------------------------------
  Norway - 0.9%
    Tandberg ASA (Telecommunications)*                        600       $  7,598
--------------------------------------------------------------------------------
  South Korea - 0.5%
    Korea Tobacco & Ginseng Corp., GDR (Tobacco)              580       $  3,828
--------------------------------------------------------------------------------
  Spain - 3.5%
    Altadis S.A. (Tobacco)                                    460       $  8,427
    Gas Natural SDG S.A. (Gas)                                300          5,146
    Iberdrola S.A. (Utilities - Electric)                     620          8,073
    Telefonica S.A. (Telecommunications)*                     612          6,844
                                                                        --------
                                                                        $ 28,490
--------------------------------------------------------------------------------
  Switzerland - 3.3%
    Nestle S.A. (Food & Beverage Products)*                    31       $  6,885
    Syngenta AG (Chemicals)*                                  325         19,830
                                                                        --------
                                                                        $ 26,715
--------------------------------------------------------------------------------
  United Kingdom - 20.5%
    BP Amoco PLC, ADR (Oils)                                  250       $ 13,275
    Cadbury Schweppes PLC (Food & Beverage Products)        1,200          8,282
    CGNU PLC (Insurance)*                                   1,550         16,352
    Diageo PLC (Food & Beverage Products)*                  1,348         17,618
    GlaxoSmithKline PLC (Pharmaceuticals)                     300          7,064
    Lloyds TSB Group PLC (Banks & Credit Cos.)*             1,100         11,291
    Marks & Spencer Group PLC* (Retail)                     1,133          6,214
    National Grid Group PLC (Telecommunications)*             620          4,089
    NEXT PLC (Retail)                                         910         14,057
    Reckitt Benckiser PLC (Consumer Goods & Services)*      1,230         20,208
    Reed International PLC (Publishing)                     1,270         12,313
    Royal Bank of Scotland Group PLC (Banks &
      Credit Cos.)*                                           250          6,435
    Standard Chartered PLC (Banks & Credit Cos.)              875          9,549
    Tesco PLC (Retail)*                                     1,130          3,877
    Vodafone Group PLC (Telecommunications)                 8,108         14,978
                                                                        --------
                                                                        $165,602
--------------------------------------------------------------------------------
Total Foreign Stocks                                                    $561,103
--------------------------------------------------------------------------------
U.S. Stocks - 26.2%
  Banks & Credit Cos. - 1.0%
    Bank of America Corp.                                     120       $  8,162
--------------------------------------------------------------------------------
  Chemicals - 2.4%
    Air Products & Chemicals, Inc.                            240       $ 12,396
    Praxair, Inc.                                             120          7,176
                                                                        --------
                                                                        $ 19,572
--------------------------------------------------------------------------------
  Consumer Goods & Services - 3.4%
    Philip Morris Cos., Inc.                                  493       $ 25,966
    Procter & Gamble Co.                                       20          1,802
                                                                        --------
                                                                        $ 27,768
--------------------------------------------------------------------------------
  Food & Beverage Products - 1.2%
    General Mills, Inc.                                       200       $  9,770
--------------------------------------------------------------------------------
  Insurance - 4.1%
    MetLife, Inc.                                             560       $ 17,660
    The St. Paul Cos., Inc.                                   220         10,090
    Willis Group Holdings Ltd.*                               200          4,940
                                                                        --------
                                                                        $ 32,690
--------------------------------------------------------------------------------
  Medical & Health Products - 4.0%
    Eli Lilly & Co.                                           250       $ 19,050
    Johnson & Johnson Co.                                     200         12,990
                                                                        --------
                                                                        $ 32,040
--------------------------------------------------------------------------------
  Oil Services - 0.7%
    El Paso Corp.                                             120       $  5,284
--------------------------------------------------------------------------------
  Pharmaceuticals - 2.4%
    Wyeth*                                                    300       $ 19,695
--------------------------------------------------------------------------------
  Printing & Publishing - 0.9%
    Gannett Co., Inc.                                         100       $  7,610
--------------------------------------------------------------------------------
  Retail - 2.6%
    Lowe's Cos., Inc.                                         250       $ 10,873
    Sears, Roebuck & Co.                                      100          5,127
    Target Corp.                                              120          5,174
                                                                        --------
                                                                        $ 21,174
--------------------------------------------------------------------------------
  Special Products & Services - 1.7%
    Minnesota Mining & Manufacturing Co.                      120       $ 13,801
--------------------------------------------------------------------------------
  Telecommunications - 0.5%
    BellSouth Corp.                                           100       $  3,686
--------------------------------------------------------------------------------
  Tobacco - 0.8%
    Loews Corp. - Carolina Group*                             200       $  5,998
--------------------------------------------------------------------------------
  Transportation - 0.3%
    United Parcel Service, Inc.                                40       $  2,432
--------------------------------------------------------------------------------
  Utilities - Electric - 0.2%
    Calpine Corp.*                                            100       $  1,270
--------------------------------------------------------------------------------
Total U.S. Stocks                                                       $210,952
--------------------------------------------------------------------------------
Total Stocks (Identified Cost, $729,809)                                $772,055
--------------------------------------------------------------------------------
Rights
--------------------------------------------------------------------------------
    Telefonica S.A. (Spain) (Identified Cost, $152)*          612       $    138
--------------------------------------------------------------------------------

Short-Term Obligations - 3.2%
--------------------------------------------------------------------------------
                                                 PRINCIPAL AMOUNT
ISSUER                                              (000 OMITTED)          VALUE
--------------------------------------------------------------------------------
    UBS Finance, Inc., due 4/01/02, at Amortized Cost    $     26       $ 26,000
--------------------------------------------------------------------------------
Total Investments (Identified Cost, $755,961)                           $798,193

Other Assets, Less Liabilities - 1.0%                                      8,258
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                     $806,451
--------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited)
-----------------------------------------------------------------------------------------------------
                                                                   INTERNATIONAL
                                                                       STRATEGIC        INTERNATIONAL
                                                                          GROWTH                VALUE
MARCH 31, 2002                                                              FUND                 FUND
-----------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $1,159,726 and
    $755,961, respectively)                                          $ 1,266,907          $   798,193
  Cash                                                                       789                  787
  Foreign currency, at value (identified cost, $2,511 and
    $4,080, respectively)                                                  2,455                4,126
  Receivable for fund shares sold                                         21,722                 --
  Interest and dividends receivable                                        3,900                3,490
  Other assets                                                                 7                    7
                                                                     -----------          -----------
      Total assets                                                   $ 1,295,780          $   806,603
                                                                     -----------          -----------

Liabilities:
  Payable for investments purchased                                  $     7,530          $      --
  Payable for fund shares reacquired                                         422                 --
  Payable to affiliate for reimbursement fee                                 240                  152
                                                                     -----------          -----------
      Total liabilities                                              $     8,192          $       152
                                                                     -----------          -----------
Net assets                                                           $ 1,287,588          $   806,451
                                                                     ===========          ===========

Net assets consist of:

  Paid-in-capital                                                    $ 1,364,821          $   872,848
  Unrealized appreciation on investments and translation of
    assets and liabilities in foreign currencies                         107,100               42,273
  Accumulated net realized loss on investments and foreign
    currency transactions                                               (180,467)            (107,431)
  Accumulated net investment loss                                         (3,866)              (1,239)
                                                                     -----------          -----------
      Total                                                          $ 1,287,588          $   806,451
                                                                     ===========          ===========
Shares of beneficial interest outstanding:
  Class A                                                                 45,533               19,458
  Class I                                                                 91,117               79,511
                                                                     -----------          -----------
      Total shares of beneficial interest outstanding                    136,650               98,969
                                                                     ===========          ===========
Net assets:
  Class A                                                            $   427,990          $   159,000
  Class I                                                                859,598              647,451
                                                                     -----------          -----------
      Total net assets                                               $ 1,287,588          $   806,451
                                                                     ===========          ===========

Class A shares:
  Net asset value and redemption price per share
    (net assets / shares of beneficial interest outstanding)            $9.40                $8.17
                                                                        =====                =====
  Offering price per share
    (100 / 95.25 of net asset value per share)                          $9.87                $8.58
                                                                        =====                =====

Class I shares:
  Net asset value, offering price, and redemption price per share
    (net assets / shares of beneficial interest outstanding)            $9.43                $8.14
                                                                        =====                =====

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

Statements of Operations (Unaudited)
-----------------------------------------------------------------------------------------------------
                                                                   INTERNATIONAL
                                                                       STRATEGIC        INTERNATIONAL
                                                                          GROWTH                VALUE
SIX MONTHS ENDED MARCH 31, 2002                                             FUND                 FUND
-----------------------------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                                        $     6,713          $     6,607
    Interest                                                                 556                  320
    Foreign taxes withheld                                                  (754)                (522)
                                                                     -----------          -----------
      Total investment income                                        $     6,515          $     6,405
                                                                     -----------          -----------

  Expenses -
    Management fee                                                   $     5,776          $     3,787
    Shareholder servicing agent fee                                          593                  387
    Distribution and service fee (Class A)                                   998                  380
    Administrative fee                                                        52                   31
    Custodian fee                                                          8,485                1,992
    Printing                                                               9,189                  674
    Postage                                                                  504                    5
    Auditing fees                                                         16,552               17,152
    Legal fees                                                             3,347                3,659
    Miscellaneous                                                          4,307                3,400
                                                                     -----------          -----------
      Total expenses                                                 $    49,803          $    31,467
    Fees paid indirectly                                                    (182)                --
    Reduction of expenses by investment adviser and distributor          (39,240)             (24,705)
                                                                     -----------          -----------
      Net expenses                                                   $    10,381          $     6,762
                                                                     -----------          -----------
        Net investment loss                                          $    (3,866)         $      (357)
                                                                     -----------          -----------
Realized and unrealized gain (loss) on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                          $   (55,061)         $   (52,042)
    Foreign currency transactions                                           (675)                (412)
                                                                     -----------          -----------
      Net realized loss on investments and foreign currency
        transactions                                                 $   (55,736)         $   (52,454)
                                                                     -----------          -----------

  Change in unrealized appreciation (depreciation) -
    Investments                                                      $   175,471          $   116,879
    Translation of assets and liabilities in foreign currencies             (129)                (132)
                                                                     -----------          -----------
      Net unrealized gain on investments and foreign currency
        translation                                                  $   175,342          $   116,747
                                                                     -----------          -----------
        Net realized and unrealized gain on investments and
          foreign currency                                           $   119,606          $    64,293
                                                                     -----------          -----------
          Increase in net assets from operations                     $   115,740          $    63,936
                                                                     ===========          ===========

See notes to financial statements.

Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED           YEAR ENDED
                                                                  MARCH 31, 2002   SEPTEMBER 30, 2001
INTERNATIONAL STRATEGIC GROWTH FUND                                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                                $    (3,866)         $    (3,919)
  Net realized loss on investments and foreign currency
    transactions                                                         (55,736)             (97,308)
  Net unrealized gain (loss) on investments and foreign
    currency translation                                                 175,342             (194,613)
                                                                     -----------          -----------
      Increase (decrease) in net assets from operations              $   115,740          $  (295,840)
                                                                     -----------          -----------

Distributions declared to shareholders -
  From net investment income (Class A)                               $      --            $    (2,772)
  From net investment income (Class I)                                      --                 (5,163)
  From net realized gain on investments and foreign currency
    transactions (Class A)                                                  --                (68,253)
  From net realized gain on investments and foreign currency
    transactions (Class I)                                                  --               (127,088)
  In excess of net investment income (Class A)                              --                    (63)
  In excess of net investment income (Class I)                              --                   (118)
  In excess of net realized gain on investments and foreign
    currency transactions (Class A)                                         --                 (8,593)
  In excess of net realized gain on investments and foreign
    currency transactions (Class I)                                         --                (16,001)
  From paid in capital (Class A)                                            --                   (159)
  From paid in capital (Class I)                                            --                   (298)
                                                                     -----------          -----------
      Total distributions declared to shareholders                   $      --            $  (228,508)
                                                                     -----------          -----------
Net increase in net assets from fund share transactions              $    96,589          $   276,848
                                                                     -----------          -----------
      Total increase (decrease) in net assets                        $   212,329          $  (247,500)
Net assets:
  At beginning of period                                               1,075,259            1,322,759
                                                                     -----------          -----------

  At end of period (including accumulated net investment loss of $3,866 and accumulated undistributed net investment
    income of $0, respectively)                                      $ 1,287,588          $ 1,075,259
                                                                     ===========          ===========

See notes to financial statements.

Statements of Changes in Net Assets - continued
----------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED           YEAR ENDED
                                                                  MARCH 31, 2002   SEPTEMBER 30, 2001
INTERNATIONAL VALUE FUND                                             (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income (loss)                                       $      (357)         $       586
  Net realized loss on investments and foreign currency
    transactions                                                         (52,454)             (41,670)
  Net unrealized gain (loss) on investments and foreign
    currency translation                                                 116,747             (169,953)
                                                                     -----------          -----------
      Increase (decrease) in net assets from operations              $    63,936          $  (211,037)
                                                                     -----------          -----------

Distributions declared to shareholders -
  From net investment income (Class A)                               $      --            $   (10,196)
  From net investment income (Class I)                                      --                     (1)
  From net realized gain on investments and foreign currency transactions
    (Class A)                                                               (252)            (148,445)
  From net realized gain on investments and foreign currency transactions
    (Class I)                                                             (1,032)                 (24)
                                                                     -----------          -----------
      Total distributions declared to shareholders                   $    (1,284)         $  (158,666)
                                                                     -----------          -----------
Net increase in net assets from fund share transactions              $     1,284          $   158,897
                                                                     -----------          -----------
      Total increase (decrease) in net assets                        $    63,936          $  (210,806)
Net assets:
  At beginning of period                                                 742,515              953,321
                                                                     -----------          -----------

  At end of period (including accumulated net investment
    loss of $1,239 and $882 respectively)                            $   806,451          $   742,515
                                                                     ===========          ===========

See notes to financial statements.

FINANCIAL STATEMENTS - continued
Financial Highlights
---------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,                PERIOD ENDED
                                     SIX MONTHS ENDED        --------------------------------------------     SEPTEMBER 30,
                                       MARCH 31, 2002              2001             2000             1999             1998*
INTERNATIONAL STRATEGIC GROWTH FUND       (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                              CLASS A
---------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period          $ 8.53            $13.30           $13.44           $ 9.68            $10.00
                                               ------            ------           ------           ------            ------
Income from investment operations# -
  Net investment income (loss)(S)              $(0.03)           $(0.03)          $ 0.08           $ 0.05            $ 0.04
  Net realized and unrealized gain (loss)
    on investments and foreign currency          0.90             (2.47)            2.35             4.08             (0.36)
                                               ------            ------           ------           ------            ------
      Total from investment operations         $ 0.87            $(2.50)          $ 2.43           $ 4.13            $(0.32)
                                               ------            ------           ------           ------            ------
Less distributions declared to shareholders -
  From net investment income                   $ --              $(0.08)          $(0.01)          $(0.04)           $ --
  From net realized gain on investments
    and foreign currency transactions            --               (1.94)           (2.56)           (0.33)             --
  In excess of net investment income             --               (0.00)+++         --               --                --
  In excess of net realized gain on
    investments and foreign currency
    transactions                                 --               (0.25)            --               --                --
  From paid-in capital                           --               (0.00)+++         --               --                --
                                               ------            ------           ------           ------            ------
      Total distributions declared to
        shareholders                           $ --              $(2.27)          $(2.57)          $(0.37)           $ --
                                               ------            ------           ------           ------            ------
Net asset value - end of period                $ 9.40            $ 8.53           $13.30           $13.44            $ 9.68
                                               ======            ======           ======           ======            ======
Total return(+)                                 10.20%++         (21.69)%          18.63%           43.79%            (3.20)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                     1.78%+            1.81%            1.75%            1.78%             1.77%+
  Net investment income (loss)                  (0.65)%+          (0.33)%           0.55%            0.44%             0.34%+
Portfolio turnover                                 49%              103%             137%             175%              103%
Net assets at end of period (000 Omitted)        $428              $367             $463             $253               $90

(S) Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:
     Net investment loss                       $(0.34)           $(0.49)          $(0.28)          $(0.39)           $(0.20)
     Ratios (to average net assets):
       Expenses##                                8.74%+            6.32%            4.34%            5.23%             3.88%+
       Net investment loss                      (7.61)%+          (4.84)%          (2.04)%          (3.01)%           (1.79)%+

  * For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+)Total returns for Class A shares do not include applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

FINANCIAL STATEMENTS - continued
Financial Highlights - continued
---------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,                PERIOD ENDED
                                     SIX MONTHS ENDED        --------------------------------------------     SEPTEMBER 30,
                                       MARCH 31, 2002              2001             2000             1999             1998*
INTERNATIONAL STRATEGIC GROWTH FUND       (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                              CLASS I
---------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period          $ 8.56            $13.34           $13.48           $ 9.70            $10.00
                                               ------            ------           ------           ------            ------
Income from investment operations# -
  Net investment income (loss)(S)              $(0.03)           $(0.03)          $ 0.07           $ 0.02            $ 0.05
  Net realized and unrealized gain (loss)
    on investments and foreign currency          0.90             (2.48)            2.36             4.13             (0.35)
                                               ------            ------           ------           ------            ------
      Total from investment operations         $ 0.87            $(2.51)          $ 2.43           $ 4.15            $(0.30)
                                               ------            ------           ------           ------            ------

Less distributions declared to shareholders -
  From net investment income                   $ --              $(0.08)          $(0.01)          $(0.04)           $ --
  From net realized gain on investments
    and foreign currency transactions            --               (1.94)           (2.56)           (0.33)             --
  In excess of net investment income             --               (0.00)+++         --               --                --
  In excess of net realized gain on
    investments and foreign currency
    transactions                                 --               (0.25)            --               --                --
  From paid-in capital                           --               (0.00)+++         --               --                --
                                               ------            ------           ------           ------            ------
      Total distributions declared to
        shareholders                           $ --              $(2.27)          $(2.57)          $(0.37)           $ --
                                               ------            ------           ------           ------            ------
Net asset value - end of period                $ 9.43            $ 8.56           $13.34           $13.48            $ 9.70
                                               ======            ======           ======           ======            ======
Total return                                    10.16%++         (21.71)%          18.59%           43.91%            (3.00)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                     1.78%+            1.81%            1.75%            1.78%             1.77%+
  Net investment income (loss)                  (0.65)%+          (0.32)%           0.50%            0.16%             0.48%+
Portfolio turnover                                 49%              103%             137%             175%              103%
Net assets at end of period (000 Omitted)        $860              $708             $859           $1,015              $876

(S) Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fee. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets. In addition, the investment adviser voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment
   loss per share and the ratios would have been:
     Net investment loss                       $(0.32)           $(0.44)          $(0.22)          $(0.36)           $(0.13)
     Ratios (to average net assets):
       Expenses##                                8.24%+            5.82%            3.84%            4.73%             3.38%+
       Net investment loss                      (7.11)%+          (4.33)%          (1.59)%          (2.79)%           (1.15)%+

  * For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01).
  # Per share data are based onaverage shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued
----------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED SEPTEMBER 30,               PERIOD ENDED
                                   SIX MONTHS ENDED           --------------------------------------------     SEPTEMBER 30,
                                     MARCH 31, 2002                 2001             2000             1999             1998*
INTERNATIONAL VALUE FUND                (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                            CLASS A
----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period        $ 7.54               $11.69           $13.24           $10.46            $10.00
                                             ------               ------           ------           ------            ------
Income from investment operations# -
  Net investment income (loss)(S)            $(0.00)++++          $(0.04)          $ 0.18           $ 0.00+++         $ 0.10
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transaction                       0.64                (2.16)            1.57             3.10              0.36
                                             ------               ------           ------           ------            ------
      Total from investment operations       $ 0.64               $(2.20)          $ 1.75           $ 3.10            $ 0.46
                                             ------               ------           ------           ------            ------

Less distributions declared to shareholders -
  From net investment income                 $ --                 $(0.13)          $(0.07)          $(0.10)           $ --
  From net realized gain on investments
    and foreign currency transactions         (0.01)               (1.82)           (3.23)           (0.21)             --
  In excess of net investment income           --                   --               --              (0.01)             --
                                             ------               ------           ------           ------            ------
                                                                                                                      $
      Total distributions declared to
        shareholders                         $(0.01)              $(1.95)          $(3.30)          $(0.32)             --
                                             ------               ------           ------           ------            ------
Net asset value - end of period              $ 8.17               $ 7.54           $11.69           $13.24            $10.46
                                             ======               ======           ======           ======            ======
Total return(+)                                8.53%++            (22.10)%          14.22%           30.01%             4.70%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                   1.75%+               1.89%            1.79%            1.77%             1.77%+
  Net investment income (loss)                (0.09)%+             (0.47)%           1.51%            --  %             0.98%+
Portfolio turnover                               49%                 103%              77%             107%               71%
Net assets at end of period (000 Omitted)      $159                 $146             $953             $929            $1,002

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:
     Net investment loss                     $(0.27)              $(0.52)          $(0.23)          $(0.28)           $(0.13)
     Ratios (to average net assets):
       Expenses##                              8.55%+               7.00%            5.09%            4.07%             3.92%+
       Net investment loss                    (6.89)%+             (5.58)%          (1.79)%          (2.30)%           (1.19)%+

  * For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01. ++++Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class A shares do not include applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued
---------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,
                                                                                                               PERIOD ENDED
                                     SIX MONTHS ENDED        --------------------------------------------     SEPTEMBER 30,
                                       MARCH 31, 2002              2001             2000             1999             1998*
INTERNATIONAL VALUE FUND                  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                              CLASS I
---------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period          $ 7.51            $11.67           $13.25           $10.47            $10.00
                                               ------            ------           ------           ------            ------
Income from investment operations# -
  Net investment income (loss)(S)             $(0.00)+++         $ 0.05           $(0.02)          $ 0.01            $ 0.11
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transaction                                  0.64             (2.26)            1.74             3.09              0.36
                                               ------            ------           ------           ------            ------
      Total from investment operations         $ 0.64            $(2.21)          $ 1.72           $ 3.10            $ 0.47
                                               ------            ------           ------           ------            ------

Less distributions declared to shareholders -
  From net investment income                   $ --              $(0.13)          $(0.07)          $(0.10)           $ --
  From net realized gain on investments
    and foreign currency transactions           (0.01)            (1.82)           (3.23)           (0.21)             --
  In excess of net investment income             --                --               --              (0.01)             --
                                               ------            ------           ------           ------             -----
      Total distributions declared to
        shareholders                           $(0.01)           $(1.95)          $(3.30)          $(0.32)           $ --
                                               ------            ------           ------           ------             -----
Net asset value - end of period                $ 8.14            $ 7.51           $11.67           $13.25            $10.47
                                               ======            ======           ======           ======            ======
Total return                                     8.57%++         (22.18)%          13.80%           30.11%             4.70%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                     1.75%+            1.89%            1.74%            1.77%             1.77%+
  Net investment income (loss)                  (0.09)%+           0.59%           (0.15)%           0.08%             1.00%+
Portfolio turnover                                 49%              103%              77%             107%               71%
Net assets at end of period (000 Omitted)        $647              $596           $ --               $205              $112

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fee. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets. In addition, the investment adviser voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:
     Net investment loss                       $(0.25)           $(0.36)          $(0.38)          $(0.21)           $(0.07)
     Ratios (to average net assets):
       Expenses##                                8.05%+            6.50%            4.54%            3.58%             3.42%+
       Net investment loss                      (6.39)%+          (4.02)%          (2.95)%          (1.73)%           (0.67)%+

  * For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
  + Annualized.
 ++ Not annualized.
+++Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS International Strategic Growth Fund and MFS International Value Fund (the funds) are each a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The funds can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex- interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, real estate investment trusts, defaulted bonds, capital losses, and amortization and accretion on debt securities.

Tax Basis Components of Dividends - The tax character of distributions paid for the years ended September 30, 2001, and September 30, 2000, was as follows:

INTERNATIONAL STRATEGIC GROWTH FUND  SEPTEMBER 30, 2001      SEPTEMBER 30, 2000
------------------------------------------------------------------------------
Distributions declared from:
    Ordinary income                            $135,483                $246,738
    Long-term capital gain                       93,025                  29,976
                                               --------                --------
Total distributions declared                   $228,508                $276,714
                                               ========                ========

INTERNATIONAL VALUE FUND             SEPTEMBER 30, 2001      SEPTEMBER 30, 2000
------------------------------------------------------------------------------
Distributions declared from:
    Ordinary income                            $ 30,686                $184,379
    Long-term capital gain                      127,980                  47,061
                                               --------                --------
Total distributions declared                   $158,666                $231,440
                                               ========                ========

Tax Basis Components of Dividends - As of September 30, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                         INTERNATIONAL           INTERNATIONAL
                                      STRATEGIC GROWTH                   VALUE
                                                  FUND                    FUND
-----------------------------------------------------------------------------
Undistributed ordinary income                $    --                  $   --
Undistributed long-term capital gain              --                     1,157
Capital loss carryforward                         --                      --
Unrealized loss                                (82,034)                (74,936)
Other temporary differences                   (110,939)                (54,884)

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the funds based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - Each fund has an investment advisory agreement with Massachusetts Financial Services (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

              First $500 million of average net assets      0.975%
              Average net assets in excess of $500 million  0.925%

The investment adviser has voluntarily agreed to waive its fee, which is shown as a reduction of total expenses in the Statement of Operations.

Each fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The funds in turn will pay MFS an expense reimbursement fee not greater than 1.75% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years.

At March 31, 2002, the aggregate unreimbursed expenses owed to MFS by the funds amounted to $116,169 and $88,170 for the International Strategic Growth Fund and the International Value Fund, respectively.

Each fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). For the six months ended March 31, 2002, the Independent Trustees waived their fees. On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees.

Administrator - Each fund has an administrative services agreement with MFS to provide each fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

                    First $2 billion               0.0175%
                    Next $2.5 billion              0.0130%
                    Next $2.5 billion              0.0005%
                    In excess of $7 billion        0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales of Class A shares of each fund for the six months ended March 31, 2002.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD up to 0.50% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.25% per annum of the fund's average daily net assets attributable to Class A shares. Distribution and service fees under the Class A distribution plan are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. There were no contingent deferred sales charges imposed during the six months ended March 31, 2002, on Class A shares of each fund.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                  INTERNATIONAL   INTERNATIONAL
                                               STRATEGIC GROWTH           VALUE
                                                           FUND            FUND
-------------------------------------------------------------------------------
PURCHASES
Investments (non-U.S. government securities)         $  588,786        $372,742
                                                     ----------        --------
SALES
Investments (non-U.S. government securities)         $  544,135        $359,408
                                                     ----------        --------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                                                  INTERNATIONAL   INTERNATIONAL
                                               STRATEGIC GROWTH           VALUE
                                                           FUND            FUND
-------------------------------------------------------------------------------
Aggregate cost                                       $1,173,518        $756,423
                                                     ----------        --------
Gross unrealized appreciation                        $  137,854        $ 87,983
Gross unrealized depreciation                           (44,465)        (46,213)
                                                     ----------        --------
    Net unrealized appreciation                      $   93,389        $ 41,770
                                                     ==========        ========
(5) Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class A shares
                                        INTERNATIONAL STRATEGIC GROWTH FUND
                                     ----------------------------------------
                                      SIX MONTHS ENDED         YEAR ENDED
                                       MARCH 31, 2002      SEPTEMBER 30, 2001
                                     ------------------   -------------------
                                      SHARES     AMOUNT    SHARES      AMOUNT
                                     ----------------------------------------
Shares sold                            3,177   $ 28,650       932   $  10,427
Shares issued to shareholders in
  reinvestment of distributions         --        --        7,781      79,831
Shares reacquired                       (641)    (5,966)     (538)     (5,516)
                                     -------   --------   -------   ---------
    Net increase                       2,536   $ 22,684     8,175   $  84,742
                                     =======   ========   =======   =========

Class I shares
                                        INTERNATIONAL STRATEGIC GROWTH FUND
                                     ----------------------------------------
                                      SIX MONTHS ENDED         YEAR ENDED
                                       MARCH 31, 2002      SEPTEMBER 30, 2001
                                     ------------------   -------------------
                                      SHARES     AMOUNT    SHARES      AMOUNT
                                     ----------------------------------------
Shares sold                           15,070   $135,831    11,158   $ 117,898
Shares issued to shareholders in
  reinvestment of distributions
                                        --        --       14,439     148,721
Shares reacquired                     (6,698)   (61,926)   (7,272)    (74,513)
                                     -------   --------   -------   ---------
    Net increase                       8,372   $ 73,905    18,325   $ 192,106
                                     =======   ========   =======   =========

Class A shares
                                             INTERNATIONAL VALUE FUND
                                     ----------------------------------------
                                      SIX MONTHS ENDED         YEAR ENDED
                                       MARCH 31, 2002      SEPTEMBER 30, 2001
                                     ------------------   -------------------
                                      SHARES     AMOUNT    SHARES      AMOUNT
                                     ----------------------------------------
Shares sold                             --     $  --           28   $     250
Shares issued to shareholders in
  reinvestment of distributions           32        252    16,947     158,631
Shares reacquired                       --        --      (79,114)   (750,000)
                                     -------   --------   -------   ---------
    Net increase (decrease)               32   $    252   (62,139)  $(591,119)
                                     =======   ========   =======   =========

Class I shares
                                             INTERNATIONAL VALUE FUND
                                     ----------------------------------------
                                      SIX MONTHS ENDED         YEAR ENDED
                                       MARCH 31, 2002      SEPTEMBER 30, 2001
                                     ------------------   -------------------
                                      SHARES     AMOUNT    SHARES      AMOUNT
                                     ----------------------------------------
Shares sold                             --     $  --       79,365   $ 750,000
Shares issued to shareholders in
  reinvestment of distributions          131      1,032         2          16
                                     -------   --------   -------   ---------
    Net increase                         131   $  1,032    79,367   $ 750,016
                                     =======   ========   =======   =========

(6) Line of Credit
Each fund and other affiliated funds participate in a $1.225 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee of $6 and $2, was allocated to the International Strategic Growth Fund and the International Value Fund, respectively. The commitment fee, which is based on the average daily unused portion of the line of credit, is included in miscellaneous expense.

(7) Change in Accounting Principle
Each fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. The adoption of the provisions did not have a significant effect on the financial statements.

                       --------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND

MFS(R) INTERNATIONAL VALUE FUND

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C)2002 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors Inc., 500 Boylston Street, Boston, MA 02116.
                                                                    INC-3-V 5/02